Employee benefit obligation	12 Months Ended
Dec. 31, 2024
Employee Benefits [Abstract]
Employee benefit obligation	Employee benefit obligation
The Company’s employee benefit obligation relates to an employee severance indemnity, which is mandatory pursuant to the Italian Civil Code and obligates the employer to pay deferred compensation based on the employees’ years of service and the compensation earned by the employee during the service period. From January 1, 2007, Italian law gives an employee the choice of directing his or her entitlement either to a supplementary pension fund or to leave the severance indemnity as an obligation to the Company. The liability is calculated by an external actuary using the projected unit credit method.

The carrying value of the benefit obligation as at December 31, 2024 and 2023 is:

	2024	2023
	$	$
Balance - January 1	3,285	2,423
Increases
Provision for the year	693	746
Actuarial (gain) loss	(58)	330
Interest expense	95	85
Reductions
Payments	(419)	(402)
Effects of foreign exchange	(223)	103
Balance - December 31	3,373	3,285

The change in liability was recognized in statement of income (loss) and comprehensive loss as follows:

	2024	2023
	$	$
Cost recognized in profit or loss
Current period cost	693	746
Interest cost on defined benefit obligation	95	85
Remeasurement (gain) loss recognized in OCI	(58)	330
Annual weighted average assumptions
Discount rate	3.38%	3.17%
Price inflation	2.00%	2.50%

A decrease of 50 basis points in the discount rate would result in an increase of the liability by $225; a corresponding increase in basis points would result in a reduction of liability by $218.
A decrease of 50 basis points of price inflation would result in reduction of the liability by $101; a corresponding increase in basis points would result in an increase of liability by $88.
Employee compensation
The total employee compensation comprising salaries and benefits, inclusive of tax credits, and excluding share-based compensation for the year ended December 31, 2024 was $114,854 (2023 - $108,672).
Employee compensation costs were included in the following expenses for the year ended December 31, 2024 and 2023 is as follows:

	December 31,
	2024	2023
	$	$
Cost of revenue	19,222	18,305
General and administrative	16,864	15,494
Sales and marketing	48,040	47,997
Research and development[1]	30,728	26,876
	114,854	108,672
Included in research and development costs was an incremental $1,518 in acquisition related compensation paid to the vendors of acquired businesses compared to the prior year. Investment tax credits included as a reduction in research and development costs for the year ended December 31, 2024 were $590 (2023 - $286).